Consolidated Statements of Financial Condition - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Equity in commodity Trading accounts:
Cash on deposit with broker	$ 5,323,944	$ 8,868,386
Unrealized gain on open contracts	3,414	481,931
Total due from broker	5,327,358	9,350,317
Cash and cash equivalents on deposit with affiliate	1,449,723	512,044
Cash on deposit with bank	92,621	577,715
Interest receivable	304	85
Receivable from US Bank - see Note (1)	20,248	0
Cash on deposit with bank - Non-Trading	0	1,488,635
Total Assets	6,890,254	11,928,796
Equity in commodity Trading accounts:
Options written on futures contracts (premiums received $7,356 and $16,012, respectively)	8,059	15,976
Accrued commissions	13,781	22,388
Accrued management fees	14,747	21,207
Accrued incentive fees	12,324	126,277
Accrued operating expenses	170,958	175,834
Accrued offering expenses	328	18,660
Subscription received in advance	0	500,000
Redemptions payable-Trading	29,009	289,671
Accrued legal fees- Non-Trading	0	2,000
Accrued management fees to U.S. Bank-Non-Trading	0	11,407
Distribution payable - Non-Trading - see Note (1)	20,248	258,800
Total liabilities	269,454	1,442,220
Beneficial owners
Unitholders' Capital	6,532,044	10,486,576
Unitholders' capital (LLC equity/Non-Trading):
Non-Controlling Interests	88,756	0
Total Capital	6,620,800	10,486,576
Total Liabilities and Unitholders' Capital	$ 6,890,254	$ 11,928,796
LLC Equity/Non-Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 0	$ 0.54
Capital Unit, Class A [Member] | Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	58.09	67.49
Capital Unit, Class B [Member] | Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 66.84	$ 76.11
Limited Partner [Member] | Participating Owners [Member] | LLC Equity/Non-Trading [Member]
Beneficial owners
Unitholders' Capital	$ 0	$ 61,804
Limited Partner [Member] | Nonparticipating Owners [Member] | LLC Equity/Non-Trading [Member]
Beneficial owners
Unitholders' Capital	0	1,154,659
Limited Partner [Member] | Capital Unit, Class A [Member] | Beneficial Owner [Member] | Trading [Member]
Beneficial owners
Unitholders' Capital	6,437,129	9,156,293
Limited Partner [Member] | Capital Unit, Class B [Member] | Beneficial Owner [Member] | Trading [Member]
Beneficial owners
Unitholders' Capital	63,836	77,713
General Partner [Member] | Capital Unit, Class A [Member] | Managing Owner [Member] | Trading [Member]
Beneficial owners
Unitholders' Capital	$ 31,079	$ 36,107